Share-based compensation plans - Share options number and weighted average price (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year	8,820,805	8,324,666
Options granted	886,740	1,473,430
Options forfeited	(270,025)	(315,340)
Options expired	(815,423)	(661,951)
Options exercised	(5,000)	0
End of year	8,617,097	8,820,805
Weighted average exercisable price - beginning of year | $ / shares	$ 19.75	$ 22.19
Weighted average exercisable price for options granted | $ / shares	15.27	11.32
Weighted average exercisable price for options forfeited | $ / shares	22.59	25.43
Weighted average exercisable price for options expired | $ / shares	38.43	28.9
Weighted average exercise price for options exercised | $ / shares	16.38	0
Weighted average exercisable price - end of year | $ / shares	$ 17.44	$ 19.75
Exercisable			6,290,380	6,007,557
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	8,617,097	8,820,805	8,617,097	8,820,805
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 17.44	$ 22.19	$ 17.44	$ 19.75
Number Of Share Options Exercisable In Sharebased Payment Arrangement			6,290,380	6,007,557
Options exercisable - Weighted average exercisable price | $ / shares			$ 18.9	$ 22.83
$11.32 - 15.83 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	3,733,210
Weighted average exercisable price - end of year | $ / shares	$ 13.5
Exercisable			1,406,493
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	3,733,210		3,733,210
Options outstanding - Weighted average remaining life	5 years 8 months 12 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 13.5		$ 13.5
Number Of Share Options Exercisable In Sharebased Payment Arrangement			1,406,493
Options exercisable - Weighted average exercisable price | $ / shares			$ 13.52
$15.84 - 26.81 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	4,883,887
Weighted average exercisable price - end of year | $ / shares	$ 20.45
Exercisable			4,883,887
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	4,883,887		4,883,887
Options outstanding - Weighted average remaining life	1 year 10 months 24 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $ / shares	$ 20.45		$ 20.45
Number Of Share Options Exercisable In Sharebased Payment Arrangement			4,883,887
Options exercisable - Weighted average exercisable price | $ / shares			$ 20.45